Trade receivables, prepayments and other receivables	12 Months Ended
Dec. 31, 2025
Trade receivables, prepayments and other receivables
Trade receivables, prepayments and other receivables
18	Trade receivables, prepayments and other receivables

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade receivables	318,044	531,930
Less: loss allowance (Note 31(a))	(65,437)	(69,795)
Trade receivables, net of loss allowance	252,607	462,135
Receivables from payments made on behalf of customers, net of allowance	31,917	19,593
Receivables from loans to employees (Note (i))	18,501	—
Other receivables	50,418	19,593
Trade and other receivables at amortized cost	303,025	481,728
Prepayments to suppliers	67,542	109,584
Refundable value-added tax	64,678	106,946
Others	15,014	33,863
Prepayments	147,234	250,393
Prepayments and other receivables	197,652	269,986

Note:

(i)	In June 2023, the Group provided a one-year loan with a principal amount of USD1.5 million (equivalent to RMB10.9 million) to an employee at an interest rate of 4.43%. The principal of USD1.0 million (equivalent to RMB7.1 million) was repaid in 2024. The remaining principal and cumulative interest of USD0.6 million (equivalent to RMB4.2 million) was repaid in May 2025.

In December 2024 and January 2025, the Group provided one-year loans with total principal amount of USD2.0 million (equivalent to RMB14.2 million) and USD50 thousand (equivalent to RMB357 thousand) respectively, to another employee at an interest rate of 4.30%. The total principal and cumulative interest of USD2.1 million (equivalent to RMB14.8 million) was repaid in April 2025.

All of the trade and other receivables are expected to be recovered or recognized as expense within one year. Trade receivables are normally due within 30 to 90 days from the invoice date. Further details on the Group’s credit policy are set out in Note 31(a).

Aging analysis

Aging analysis of trade receivables based on the invoice date is as follows:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Within 1 year	179,986	378,383
More than 1 year	138,058	153,547
	318,044	531,930